Natural and environmental resources - Accounting for suspended exploratory wells (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Natural and environmental resources [Line Items]
Number of projects exceeding 1 year	11	—	8
Projects under 1 year of suspension	$ 75,708		$ 698,973
Between 1 and 3 years
Disclosure of Natural and environmental resources [Line Items]
Projects under 1 year of suspension	75,708		48,206
More than 5 years
Disclosure of Natural and environmental resources [Line Items]
Projects under 1 year of suspension	0		650,767
Up to 1 year
Disclosure of Natural and environmental resources [Line Items]
Projects under 1 year of suspension	$ 21,025	$ 230,376	$ 990